Interest Bearing Liabilities and Financing Facilities - Summary of Bilateral Loan Facilities at the Reporting Date (Detail) - Bilateral facilities [member] - Loan	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of detailed information about bilateral loan facilities [line items]
Number of facilities	14	14
Tranche One [Member]
Schedule of detailed information about bilateral loan facilities [line items]
Number of facilities	1
Currency	US
Extension option	Evergreen
Tranche One [Member] | Bottom of range [member]
Schedule of detailed information about bilateral loan facilities [line items]
Term (years)	5
Tranche One [Member] | Top of range [member]
Schedule of detailed information about bilateral loan facilities [line items]
Term (years)	6
Tranche Two [Member]
Schedule of detailed information about bilateral loan facilities [line items]
Number of facilities	5
Currency	US
Extension option	Evergreen
Tranche Two [Member] | Bottom of range [member]
Schedule of detailed information about bilateral loan facilities [line items]
Term (years)	4
Tranche Two [Member] | Top of range [member]
Schedule of detailed information about bilateral loan facilities [line items]
Term (years)	5
Tranche Three [Member]
Schedule of detailed information about bilateral loan facilities [line items]
Number of facilities	4
Currency	US
Extension option	Evergreen
Tranche Three [Member] | Bottom of range [member]
Schedule of detailed information about bilateral loan facilities [line items]
Term (years)	3
Tranche Three [Member] | Top of range [member]
Schedule of detailed information about bilateral loan facilities [line items]
Term (years)	4
Tranche Four [Member]
Schedule of detailed information about bilateral loan facilities [line items]
Number of facilities	4
Term (years)	3 years or less
Currency	US
Extension option	Evergreen